Net Revenues (Details) - Schedule of disaggregated revenues by contract type and the timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 158,668	$ 163,987
Time and materials [Member]
Disaggregation of Revenue [Line Items]
Revenues	130,603	144,658
Fixed price [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 28,065	$ 19,329